Equity - Treasury shares (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	290,169,769	290,169,769
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	25,807,878	25,807,878